Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity-Based Compensation

The Compensation Committee believes that the grant of equity awards is the primary tool for aligning interests of the executive officers with the long-term interests of the Company's stockholders.  Accordingly, the Compensation Committee includes a long-term incentive ("LTI") component in the form of equity-based compensation in each of the executives' employment agreements.

Vishay grants RSUs (including PBRSUs) on a predetermined schedule.  RSUs are granted to directors of our Board on the first trading day of each fiscal year.  As part of its annual performance and compensation review process, the Compensation Committee grants RSUs (including PBRSUs) to executive officers at its first scheduled meeting following the filing of Vishay's Annual Report on Form 10-K.  The Equity Award Committee grants RSUs (including PBRSUs) to non-executive employees annually, or quarterly for non-executive employees newly-hired or promoted during the previous quarter.  While stock options and stock appreciation rights ("SARs") are permitted forms of awards under the 2023 Long-Term Incentive Plan, Vishay generally does not (and did not, during 2024) grant stock options or SARs.

The Compensation Committee and Equity Award Committee do not grant equity awards in anticipation of the release of material nonpublic information and Vishay does not time the release of material, nonpublic information based on equity award grant dates.

In establishing the amount of equity awards, the Compensation Committee utilized the market-competitive range of equity awards granted to similarly situated executive officers of the peer group companies.  The Compensation Committee concluded that a grant of equity awards within such market-competitive range was appropriate to reward and incentivize our Named Executive Officers.

Award Timing Method

Vishay grants RSUs (including PBRSUs) on a predetermined schedule.  RSUs are granted to directors of our Board on the first trading day of each fiscal year.  As part of its annual performance and compensation review process, the Compensation Committee grants RSUs (including PBRSUs) to executive officers at its first scheduled meeting following the filing of Vishay's Annual Report on Form 10-K.  The Equity Award Committee grants RSUs (including PBRSUs) to non-executive employees annually, or quarterly for non-executive employees newly-hired or promoted during the previous quarter.  While stock options and stock appreciation rights ("SARs") are permitted forms of awards under the 2023 Long-Term Incentive Plan, Vishay generally does not (and did not, during 2024) grant stock options or SARs.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee and Equity Award Committee do not grant equity awards in anticipation of the release of material nonpublic information and Vishay does not time the release of material, nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false